RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

Related parties are natural persons or other entities that have the ability, directly or indirectly, to control another party or exercise significant influence over the party making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

We borrowed funds for business operations from a certain stockholder and board member through convertible debenture agreements and have remaining balances, including accrued interest amounting to $2,495,549 and $2,448,871 as of March 31, 2022, and September 30, 2021, respectively. We incurred interest expense, including amortization of debt discount for these convertible debentures in the amounts of $446,348 and $85,949 for the six months ended March 31, 2022, and 2021, respectively. See Note 8 for convertible debentures discussion.

On February 23, 2022, we entered into a Non-Revolving Line of Credit Loan Agreement (the “Prior Loan Agreement”), with Excel Family Partners, LLLP (“Excel”), an entity managed by Bruce Cassidy, a member of the Company’s board of directors, for aggregate loans of up to $1.5 million, which was amended on April 13, 2022, to increase the aggregate amount to $2.0 million (the “$2m Loan”).

NOTE 14 – RELATED PARTY TRANSACTIONS

Related parties are natural persons or other entities that have the ability, directly or indirectly, to control another party or exercise significant influence over the party making financial and operating decisions. Related parties include other parties that are subject to common control or that are subject to common significant influences.

The Company borrowed funds for business operations from certain stockholders through convertible debenture agreements and has remaining balances, including accrued interest amounting to $5,164,690 and $3,203,880 as of September 30, 2021, and September 30, 2020, respectively. The Company incurred interest expense for these convertible debentures in the amounts of $557,820 and $207,674 for the twelve months ended September 30, 2021, and 2020, respectively. See Note 12 for convertible debentures discussion.

The Company received proceeds of $400,000 from a related party for the September 30, 2021, offering (see Note 15 and Note 16), in exchange for 320,000 shares of Common Stock and 320,000 Warrants.

A consulting firm controlled by a member of Company management provides services for the Company in the amount of $318,035 for the twelve months ending September 30, 2021, and $285,000 for the twelve months ending September 30, 2020.